NPORT-EX

Upright Growth Fund

Schedule of Investment

June 30, 2021 (unaudited)

Description	Quantity	Market Value
-------------------------	---------------	---------------
Equities
Aero Space 0.41%
Direxion Daily Aerospace & Defens Bull 3X	5,500	134,585

Bank Industry 0.74%
Bank of America Corporation	6,000	247,380

Basic Material 0.25%
Steelcase Inc.	5,500	83,105

Chemicals Specialty 0.12%
The Mosaic Company	1,200	38,292

Consumer 0.70%
Bed Bath & Beyond Inc.	7,000	233,030

Drug Manufacturer-other 3.55%
AbbVie Inc.	6,000	675,840
Teva Pharmaceutical Industries Limited ADR	50,892	503,831
		---------------
		1,179,671

Electronic Equipment 17.67%
Apple Inc.	24,800	3,396,608
Plug Power Inc.	72,500	2,478,775
		---------------
		5,875,383

Financial Service 0.66%
Direxion Daily Financial Bull 3X	2,000	218,600

Generic Drug 0.95%
Bausch Health Companies Inc.	2,500	73,300
Viatris Inc.*	17,030	243,359
		---------------
		316,659

Industrial General Business 0.39%
Direxion Daily Industrial Bull 3X Shares	3,000	130,740

Internet Services 1.07%
Alphabet Inc.	100	250,632
Facebook, Inc.	300	104,313
		---------------
		354,945

Insurance 0.59%
Brighthouse Financial, Inc	1,000	45,540
MetLife, Inc.	2,500	149,625
		---------------
		195,165

Pharmaceutical 0.99%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	4,000	94,640
Lannett Company, Inc.	50,000	233,500
		---------------
		328,140

Retail Special Lines 1.36%
Alibaba Group Holding Limited	2,000	453,560

Semiconductor 8.75%
Silicon Motion Technology Corporation	13,500	865,350
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	2,042,720
		---------------
		2,908,070

IC Design 57.59%
Himax Technologies, Inc. ADR	1,149,400	19,149,004

Registered Investment Companies 1.32%
Direxion Daily Mid Cap Bull 3X Shares	3,000	184,170
Direxion Daily MSCI Real Estate Bull 3X Shares	5,000	107,350
Direxion Daily Small Cap	1,500	146,835
		---------------
		438,355

Total Investments (Cost $17,882,513) 97.09%		32,284,683

Other Assets less Liabilities 2.91%		966,715
		---------------
Net Assets 100%		33,251,398

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2021, the gross unrealized appreciation for all securities totaled $15,354,355 and the gross unrealized depreciation for all securities totaled $952,185 for a net unrealized appreciation of $14,402,170 for tax purposes.  The aggregate cost of securities including cash and money funds on June 30, 2021 was $18,849,227.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2021:

Level 1	32,284,683
Level 2	-
Level 3	-
Total	32,284,683